FVM - Fair value hierarchy - Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	$ 300,916	$ 325,069
Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities measured at fair value expected to be recovered or settled after 12 months	16,000	36,000
Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities measured at fair value expected to be recovered or settled after 12 months	1,000	1,000
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	31,688	33,595
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	6,709	4,678
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	4,266	4,089
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	1,733	1,828
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	18,924	22,985
Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	121,309	161,102
Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	28,675	43,916
Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	1,753	2,931
Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	54,078	70,527
Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	34,949	41,176
Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	1,566	2,027
Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	44,045	38,742
Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	73,799	61,243
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	30,074	30,387
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	21,466	20,975
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	6,377	7,317
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	2,128	2,060
Level 1
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	25,922	27,635
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	25,413	26,888
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	5,883	3,642
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	30	31
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	1,172	696
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	18,328	22,519
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	509	746
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	258	316
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
Level 1 | Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
Level 1 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
Level 2
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	257,637	282,222
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	6,170	6,652
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	826	1,036
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	4,219	4,048
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	555	1,127
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	513	425
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	118,558	156,884
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	28,398	43,389
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	1,412	2,403
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	53,800	70,149
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	33,438	38,870
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	1,503	2,003
Level 2 | Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	44,045	38,742
Level 2 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	59,606	50,273
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	29,258	29,671
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	21,466	20,975
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	6,375	7,317
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	1,334	1,363
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	17,357	15,212
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	100	0
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	105	55
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	17	9
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	6	5
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	83	40
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	2,242	3,471
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	278	527
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	341	528
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	21	61
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	1,511	2,306
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	63	24
Level 3 | Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
Level 3 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	14,194	10,970
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	816	716
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	2	0
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	794	697
UBS AG
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	300,916	325,080
UBS AG | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities measured at fair value expected to be recovered or settled after 12 months	15,000	33,000
UBS AG | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial liabilities measured at fair value expected to be recovered or settled after 12 months	3,000	3,000
UBS AG | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	31,688	33,595
UBS AG | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	6,709	4,678
UBS AG | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	4,266	4,089
UBS AG | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	1,733	1,828
UBS AG | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	18,924	22,985
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	121,309	161,102
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	28,675	43,916
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	1,753	2,931
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	54,078	70,527
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	34,949	41,176
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	1,566	2,027
UBS AG | Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	44,045	38,742
UBS AG | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	71,460	59,868
UBS AG | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	32,414	31,773
UBS AG | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	21,466	20,975
UBS AG | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	6,377	7,317
UBS AG | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	2,128	2,060
UBS AG | Level 1
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	25,922	27,635
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	25,413	26,889
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	5,883	3,642
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	30	31
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	1,172	696
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	18,328	22,519
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	509	746
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	258	316
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
UBS AG | Level 2
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	257,637	282,233
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	6,170	6,652
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	826	1,036
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	4,219	4,048
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	555	1,127
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	513	425
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	118,558	156,884
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	28,398	43,389
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	1,412	2,403
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	53,800	70,149
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	33,438	38,870
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	1,503	2,003
UBS AG | Level 2 | Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	44,045	38,742
UBS AG | Level 2 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	59,606	50,273
UBS AG | Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	29,258	29,682
UBS AG | Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	21,466	20,975
UBS AG | Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	6,375	7,317
UBS AG | Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	1,334	1,363
UBS AG | Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	17,357	15,212
UBS AG | Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
UBS AG | Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
UBS AG | Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	100	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	105	55
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	17	9
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	6	5
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	83	40
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	2,242	3,471
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	278	527
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	341	528
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	21	61
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	1,511	2,306
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	63	24
UBS AG | Level 3 | Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	11,854	9,595
UBS AG | Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	3,156	2,091
UBS AG | Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	0	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	2	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Table]
Financial Liabilities At Fair Value	$ 794	$ 697